UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.51%
Consumer Discretionary - 28.14%
Ann Taylor Stores Corp.(a)	150,000	3,318,000	1.64%
Borgwarner, Inc.(a)	60,100	4,050,740	2.00%
Cost Plus Inc. (a)	390,100	3,315,850	1.64%
CPI Corp.	140,600	2,797,940	1.38%
Dillards, Inc.	110,400	4,385,088	2.16%
DineEquity, Inc.(a)	72,300	3,729,234	1.84%
Krispy Kreme Doughnuts, Inc.(a)	549,700	3,600,535	1.78%
Libbey, Inc.(a)	277,700	4,240,479	2.09%
Pier 1 Imports, Inc.(a)	381,300	3,572,781	1.76%
Quiksilver, Inc.(a)	791,000	3,535,770	1.74%
Ruby Tuesday, Inc.(a)	294,000	3,963,120	1.96%
Tenneco, Inc.(a)	97,200	4,017,276	1.98%
Tractor Supply Co.	84,300	4,325,433	2.13%
TRW Automotive Holdings Corp.(a)	76,700	4,575,922	2.26%
Tuesday Morning Corp.(a)	728,000	3,603,600	1.78%
		57,031,768	28.14%
Consumer Staples - 3.81%
Pricesmart, Inc.	103,900	3,791,311	1.87%
SunOpta, Inc.(a)(b)	534,400	3,927,840	1.94%
		7,719,151	3.81%
Energy - 6.05%
Atlas Pipeline Holdings LP	271,500	3,733,125	1.84%
Atlas Pipeline Partners LP	161,600	3,920,416	1.94%
Western Refining, Inc.(a)	378,400	4,608,912	2.27%
		12,262,453	6.05%
Financials - 8.40%
Grupo Financiero Galicia SA - ADR (a)(b)	259,800	4,065,870	2.01%
Ashford Hospitality Trust, Inc.(a)	394,000	3,841,500	1.90%
iStar Financial, Inc.(a)	575,700	4,565,301	2.25%
Newcastle Investment Corp.(a)	678,800	4,547,960	2.24%
		17,020,631	8.40%
Health Care - 1.95%
MedCath Corp.(a)	295,500	3,956,745	1.95%
Industrials - 24.81%
Air Transport Services Group Inc.(a)	502,900	3,721,460	1.84%
Amerco(a)	38,400	3,494,784	1.72%
Commercial Vehicle Group, Inc.(a)	229,100	3,697,674	1.82%
Greenbrier Companies, Inc.(a)	175,500	4,154,085	2.05%
Interface, Inc.	258,400	4,199,000	2.07%
NACCO Industries, Inc.	37,500	3,759,375	1.86%
Sauer-Danfoss, Inc.(a)	127,700	3,658,605	1.81%
Timken Co.	84,100	3,954,382	1.95%
Titan International Inc.	216,600	4,115,400	2.03%
Trimas Corp.(a)	179,100	3,410,064	1.68%
US Airways Group, Inc.(a)	367,700	3,647,584	1.80%
United Continental Holdings, Inc.(a)	154,000	3,911,600	1.93%
United Rentals, Inc.(a)	170,900	4,554,485	2.25%
		50,278,498	24.81%

Information Technology - 8.26%
DDi Corp.	344,900	3,885,298	1.92%
Kemet Corp.(a)	312,200	4,870,320	2.40%
Newport Corp.(a)	235,100	4,126,005	2.04%
Power One Inc.(a)	360,700	3,859,490	1.90%
		16,741,113	8.26%
Materials - 12.58%
Brush Engineered Materials, Inc.(a)	104,600	3,658,908	1.80%
Buckeye Technologies, Inc.	191,400	4,815,624	2.38%
Innospec, Inc.(a)	184,700	3,716,164	1.83%
Mercer International, Inc.(a)	591,800	5,059,890	2.50%
Quaker Chem Corp.	97,200	3,730,536	1.84%
TPC Group, Inc.(a)	143,500	4,520,250	2.23%
		25,501,372	12.58%
Telecommunication Services - 3.51%
General Communication, Inc.(a)	322,300	3,903,053	1.93%
IDT Corp.	139,500	3,212,685	1.58%
		7,115,738	3.51%
TOTAL COMMON STOCKS (Cost $201,717,258)		$197,627,469	97.51%

SHORT-TERM INVESTMENTS - 2.83%
Money Market Funds - 2.79%
Fidelity Government Portfolio - Institutional Class, 0.04% (c)	5,646,394	5,646,394	2.79%
Total Money Market Funds (Cost $5,646,394)		5,646,394	2.79%

	Principal		% of
	Amount	Value	Net Assets
Demand Notes # - 0.04%
American Family Financial Services, 0.10%	$ 92,000	$92,000	0.04%
Total Demand Notes (Cost $92,000)		$92,000	0.04%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,738,394)		$5,738,394	2.83%

Total Investments (Cost 207,455,652) - 100.34%		203,365,863	100.34%
Liabilities in Excess of Other Assets - (0.34)%		(696,137)	(0.34)%
TOTAL NET ASSETS - 100.00%		$202,669,726	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. Interest rates listed are as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$207,456,005
	Gross unrealized appreciation	7,742,298
	Gross unrealized depreciation	(11,832,440)
	Net unrealized appreciation	$(4,090,142)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 57,031,768	$ -	$ -	57,031,768
Consumer Staples	7,719,151	-	-	7,719,151
Energy	12,262,453	-	-	12,262,453
Financials	17,020,631	-	-	17,020,631
Health Care	3,956,745	-	-	3,956,745
Industrials	50,278,498	-	-	50,278,498
Information Technology	16,741,113	-	-	16,741,113
Materials	25,501,372	-	-	25,501,372
Telecommunication Services	7,115,738	-	-	7,115,738
Total Common Stock	$ 197,627,469	$ -	$ -	$ 197,627,469

Short-Term Investments
Money Market Funds	$ 5,646,394	-	-	$ 5,646,394
Demand Notes	-	$ 92,000	-	$ 92,000
Total Short-Term Investments	$ 5,646,394	$ 92,000	$ -	$ 5,738,394

Total Investments in Securities	$ 203,273,863	$ 92,000	$ -	$ 203,365,863

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Focus 30 Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.87%
Consumer Discretionary - 49.88%
Advance Auto Parts, Inc.	72,600	4,642,044	2.98%
Aetolia, Inc.	69,500	5,337,600	3.43%
BorgWarner, Inc.(a)	88,800	5,985,120	3.85%
Crocs, Inc.(a)	366,000	5,998,740	3.85%
Dollar Tree, Inc.(a)	88,700	4,486,446	2.88%
Family Dollar Stores, Inc.	97,800	4,154,544	2.67%
HSN, Inc.(a)	140,400	3,953,664	2.54%
Jo-Ann Stores, Inc.(a)	95,600	5,767,548	3.70%
Tenneco, Inc.(a)	153,200	6,331,756	4.07%
Tractor Supply Co.	111,136	5,702,388	3.66%
TRW Automotive Holdings Corp.(a)	117,900	7,033,914	4.52%
Ulta Salon Cosmetics & Fragrance, Inc.(a)	152,200	5,637,488	3.62%
Valassis Communications, Inc.(a)	126,900	3,850,146	2.47%
Williams Sonoma, Inc.	137,600	4,430,720	2.85%
Wyndham Worldwide Corp.	154,200	4,337,646	2.79%
		77,649,764	49.88%
Energy - 3.56%
Complete Production Services (a)	198,500	5,546,090	3.56%
Financials - 2.97%
Jones Lang Lasalle, Inc.	52,100	4,618,144	2.97%
Health Care - 10.24%
Amerigroup Corp.(a)	110,100	5,765,937	3.71%
Healthspring, Inc.(a)	184,000	5,591,760	3.59%
Magellan Health Services, Inc.(a)	94,600	4,579,586	2.94%
		15,937,283	10.24%
Industrials - 16.08%
Applied Industrial Technologies Inc.	142,700	4,517,882	2.90%
ArvinMeritor, Inc.(a)	293,500	6,415,910	4.12%
Toro Co.	75,700	4,604,074	2.96%
US Airways Group, Inc.(a)	466,500	4,627,680	2.97%
United Continental Holdings, Inc.(a)	191,600	4,866,640	3.13%
		25,032,186	16.08%
Information Technology - 2.26%
Lexmark International (a)	101,100	3,522,324	2.26%
Materials - 12.88%
Ferro Corp.(a)	341,800	5,270,556	3.39%
Lubrizol Corp.	40,100	4,309,146	2.77%
Polyone Corp.(a)	376,900	4,956,235	3.18%
Rockwood Holdings, Inc.(a)	135,800	5,512,122	3.54%
		20,048,059	12.88%
TOTAL COMMON STOCKS (Cost $126,425,592)		$152,353,850	97.87%

WARRANTS - 0.00%
Lantronix Inc., Warrant
Expiration: February, 2011, Exercise Price: $0.850 Ω	158	0	0.00%
TOTAL WARRANTS (Cost $0)		$0	0.00%

SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.64%
Fidelity Government Portfolio - Institutional Class, 0.04% (b)	989,004	989,004	0.64%
Total Money Market Funds (Cost $ 989,004)		989,004	0.64%

	Principal		% of
	Amount	Value	Net Assets
Demand Notes# - 0.12%
American Family Financial Services, 0.10%	$ 193,062	$193,062	0.12%
Total Demand Notes (Cost $193,062)		$193,062	0.12%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,182,066)		$1,182,066	0.76%

Total Investments (Cost 127,607,658) - 98.63%		153,535,916	98.63%
Other Assets in Excess of Liabilities - 1.37%		2,139,635	1.37%
TOTAL NET ASSETS - 100.00%		$155,675,551	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day yield as of January 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. Interest rates listed are as of January 31, 2011.
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$127,607,658
	Gross unrealized appreciation	27,448,604
	Gross unrealized depreciation	(1,520,346)
	Net unrealized appreciation	$25,928,258

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$ 77,649,764	$ -	$ -		77,649,764
Energy	5,546,090	-	-		5,546,090
Financials	4,618,144	-	-		4,618,144
Health Care	15,937,283	-	-		15,937,283
Industrials	25,032,186	-	-		25,032,186
Information Technology	3,522,324	-	-		3,522,324
Materials	20,048,059	-	-		20,048,059
Total Common Stock	$ 152,353,850	$ -	$ -		$ 152,353,850

Warrants	$ -	$ -	$ -	(1)	$ -

Short-Term Investments
Money Market Funds	$ 989,004	-	-		$ 989,004
Demand Notes	-	193,062	-		$ 193,062
Total Short-Term Investments	$ 989,004	$ 193,062	$ -		$ 1,182,066

Total Investments in Securities	$ 153,342,854	$ 193,062	$ -		$ 153,535,916

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

(1)	The warrant has been valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Warrants
Balance as of 10/31/10	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 1/31/11	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at January 31, 2011	$-

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.73%
Consumer Discretionary - 1.91%
Mattel, Inc.	113,300	2,682,944	1.91%
Consumer Staples - 20.90%
Altria Group, Inc.	108,100	2,541,431	1.81%
Campbell Soup Co.	77,000	2,628,780	1.87%
ConAgra Foods, Inc.	123,500	2,757,755	1.96%
Diageo PLC - ADR (b)	35,800	2,749,440	1.96%
General Mills, Inc.	74,400	2,587,632	1.84%
H.J. Heinz Co.	55,400	2,631,500	1.88%
Kellogg Co.	54,700	2,751,410	1.96%
Kimberly Clark Corp.	42,900	2,776,917	1.98%
Kraft Foods, Inc.	86,700	2,650,419	1.89%
Philip Morris International, Inc.	44,900	2,570,076	1.83%
Sysco Corp.	92,300	2,689,622	1.92%
		29,334,982	20.90%
Energy - 16.66%
Chevron Corp.	31,500	2,990,295	2.13%
ConocoPhillips	43,000	3,072,780	2.19%
ENI SPA - ADR (b)	60,200	2,859,500	2.04%
Enterprise Products Partners LP	61,700	2,687,652	1.92%
Petrochina Co. Ltd. - ADR (b)	20,700	2,882,889	2.05%
Royal Dutch Shell PLC - ADR (b)	40,800	2,896,392	2.06%
Statoil ASA - ADR (b)	125,600	3,067,152	2.19%
Total SA - ADR (b)	49,700	2,920,869	2.08%
		23,377,529	16.66%
Financials - 2.08%
Marsh & McLennan Companies, Inc.	104,800	2,921,824	2.08%
Health Care - 16.90%
Abbott Labs	55,400	2,501,864	1.78%
Bristol-Myers Squibb Co.	101,400	2,553,252	1.82%
Eli Lilly & Co.	77,100	2,680,767	1.91%
GlaxoSmithKline PLC - ADR (b)	68,000	2,470,440	1.76%
Johnson & Johnson	41,600	2,486,432	1.77%
Merck & Co., Inc.	77,300	2,564,041	1.83%
Pfizer, Inc.	159,400	2,904,268	2.07%
Roche Holdings Ltd - ADR (b)	73,700	2,820,499	2.01%
Sanofi Aventis - ADR (b)	79,400	2,732,154	1.95%
		23,713,717	16.90%
Industrials - 8.27%
Lockheed Martin Corp.	38,500	3,064,600	2.18%
Pitney Bowes, Inc.	114,400	2,777,632	1.98%
Raytheon Co.	57,400	2,869,426	2.05%
Waste Management, Inc.	76,300	2,889,481	2.06%
		11,601,139	8.27%
Information Technology - 8.14%
Automatic Data Processing, Inc.	58,800	2,816,520	2.01%
Intel Corp.	125,300	2,688,938	1.91%
Nokia Corp. - ADR (b)	258,900	2,770,230	1.97%
Taiwan Semiconductor Manufacturing Ltd. - ADR (b)	241,300	3,153,791	2.25%
		11,429,479	8.14%
Materials - 3.99%
Companhia Siderurgica Nacional - ADR (b)	157,000	2,678,420	1.91%
EI Du Pont de Nemours & Co.	57,600	2,919,168	2.08%
		5,597,588	3.99%

Telecommunication Services - 18.88%
AT&T, Inc.	93,200	2,564,864	1.83%
BCE, Inc. (b)	81,400	2,957,262	2.11%
CenturyLink, Inc.	63,100	2,728,444	1.94%
China Mobile Ltd. - ADR (b)	52,000	2,555,280	1.82%
France Telecom - ADR (b)	116,600	2,559,370	1.82%
KT Corp. - ADR (a)(b)	121,800	2,397,024	1.71%
Mobile TeleSystems - ADR (b)	124,700	2,383,017	1.70%
Telefonica De Argentina (a)(b)Ω	100	–	0.00%
Telefonica SA - ADR (b)	108,600	2,729,118	1.94%
Verizon Communications, Inc.	81,500	2,903,030	2.07%
Vodafone Group PLC - ADR (b)	95,800	2,716,888	1.94%
		26,494,297	18.88%
TOTAL COMMON STOCKS (Cost $125,784,226)		$137,153,499	97.73%

SHORT-TERM INVESTMENTS - 2.35%
Money Market Funds - 2.35%
Fidelity Government Portfolio - Institutional Class, 0.04% (c)	3,302,662	3,302,662	2.35%
Total Money Market Funds (Cost $3,302,662)		3,302,662	2.35%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,302,662)		$3,302,662	2.35%

Total Investments (Cost 129,086,888) - 100.08%		140,456,161	100.08%
Liabilities in Excess of Other Assets - (0.08)%		(117,811)	(0.08)%
TOTAL NET ASSETS - 100.00%		$140,338,350	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2011.
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$130,057,227
	Gross unrealized appreciation	12,325,653
	Gross unrealized depreciation	(1,926,719)
	Net unrealized appreciation	$10,398,934

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2011

The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2011:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$ 2,682,944	$ -	$ -		2,682,944
Consumer Staples	29,334,982	-	-		29,334,982
Energy	23,377,529	-	-		23,377,529
Financials	2,921,824	-	-		2,921,824
Health Care	23,713,717	-	-		23,713,717
Industrials	11,601,139	-	-		11,601,139
Information Technology	11,429,479	-	-		11,429,479
Materials	5,597,588	-	-		5,597,588
Telecommunication Services	26,494,297	-	-	(1)	26,494,297
Total Common Stock	$ 137,153,499	$ -	$ -		$ 137,153,499

Short-Term Investments	$ 3,302,662	-	$ -		$ 3,302,662

Total Investments in Securities	$ 140,456,161	$ -	$ -		$ 140,456,161

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2011, the Fund recognized no significant transfers between levels.

(1)	Telefonica De Argentina has been valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of 10/31/10	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 1/31/11	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at January 31, 2011	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)          /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date      3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date      3/31/11

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date      3/31/11